Related party transactions - General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Related Party Transactions
Borrowings outstanding balance		$ 1,285,543	$ 1,233,144
GasLog Ltd. | Administrative services fee
Related Party Transactions
Annual fee per vessel	$ 314	523
Sponsor Credit Facility | GasLog Ltd.
Related Party Transactions
Amount of credit facility			30,000
Borrowings outstanding balance		$ 0	$ 0